Exhibit 99.8

Monthly Investor Report: Verizon Master Trust - VZMT 2024-1
Collection Period	April 2025
Payment Date	5/20/2025
Transaction Month	16
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note/ Note Balance	SOFR: Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	12/22/25	12/20/28	$835,260,000		5.00%			5.00%
Class A-1b	12/22/25	12/20/28	$278,500,000	29	SOFR30A + 0.65%	5/13/25	4.33228%	4.98%
Class B	12/22/25	12/20/28	$85,150,000		5.24%			5.24%
Class C	12/22/25	12/20/28	$51,090,000		5.49%			5.49%

Total			$1,250,000,000

Series Alloc % x Group One Available Funds								$86,488,343.59
Amounts paid by the Cap Counterparty								N/A
Available Subordinated Amounts								$0.00
Amounts drawn on the Reserve Account								$0.00
Amounts released from Principal Funding Account								$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption								$0.00

Total Available Funds								$86,488,343.59

Beginning of Period Reserve Account Balance								$13,623,978.20
Required Reserve Amount								$13,623,978.20
Shortfall in Required Reserve Amount								$0.00
Reserve Account funds needed this period (True/False)								FALSE
Reserve Account draw amount required								$0.00
Reserve Account Deposit Amount								$0.00

End of Period Reserve Account Balance								$13,623,978.20

Waterfall Distribution			Amount Due	Amount Paid	Shortfall	Carryover Shortfall		Remaining Available Funds
Master Collateral Agent Fee			$93.21	$93.21	$0.00	$0.00		$86,488,250.38
Owner Trustee Fee			$0.00	$0.00	$0.00	$0.00		$86,488,250.38
Asset Representations Reviewer Fee			$48.61	$48.61	$0.00	$0.00		$86,488,201.77
Supplemental ARR Fee			$204.85	$204.85	$0.00	$0.00		$86,487,996.92
Indenture Trustee Fee			$1,250.00	$1,250.00	$0.00	$0.00		$86,486,746.92
Servicing Fee			$957,314.92	$957,314.92	$0.00	$0.00		$85,529,432.00
Class A-1a Note Interest			$3,480,250.00	$3,480,250.00	$0.00	$0.00		$82,049,182.00
Class A-1b Note Interest			$1,117,760.68	$1,117,760.68	$0.00	$0.00		$80,931,421.32
First Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$80,931,421.32
Class B Note Interest			$371,821.67	$371,821.67	$0.00	$0.00		$80,559,599.65
Second Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$80,559,599.65
Class C Note Interest			$233,736.75	$233,736.75	$0.00	$0.00		$80,325,862.90
Third Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$80,325,862.90
Reserve Account up to Required Reserve Amount			$0.00	$0.00	$0.00	$0.00		$80,325,862.90
Regular Priority Principal Payment			$0.00	$0.00	$0.00	$0.00		$80,325,862.90
Supplemental Successor Servicer Fee			$0.00	$0.00	$0.00	$0.00		$80,325,862.90
Additional Interest Amounts			$0.00	$0.00	$0.00	$0.00		$80,325,862.90
Make-Whole Payments			$0.00	$0.00	$0.00	$0.00		$80,325,862.90
Additional Fees and Expenses			$0.00	$0.00	$0.00	$0.00		$80,325,862.90
Additional Trust Expenses			$0.00	$0.00	$0.00	$0.00		$80,325,862.90
Class R Interest			$80,325,862.90	$80,325,862.90	$0.00	$0.00		$0.00

Total			$86,488,343.59	$86,488,343.59	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts								$0.00

Noteholder Payments			Note Balance Payments	PFA Account Payment	Interest Payment	Add’l Interest Amount	Make-Whole Payment	Total Payment
Class A-1a			$0.00	$0.00	$3,480,250.00	$0.00	$0.00	$3,480,250.00
Class A-1b			$0.00	$0.00	$1,117,760.68	$0.00	$0.00	$1,117,760.68
Class B			$0.00	$0.00	$371,821.67	$0.00	$0.00	$371,821.67
Class C			$0.00	$0.00	$233,736.75	$0.00	$0.00	$233,736.75

Total			$0.00	$0.00	$5,203,569.10	$0.00	$0.00	$5,203,569.10

Noteholder Payments	Note Balance per $1,000 of Notes	Payment per $1,000 of Notes			As of Prior Payment Date		Current Payment Date
		Total Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.17	$0.00	$4.17	$835,260,000.00	$1.00	$835,260,000.00	$1.00
Class A-1b	$1,000.00	$4.01	$0.00	$4.01	$278,500,000.00	$1.00	$278,500,000.00	$1.00
Class B	$1,000.00	$4.37	$0.00	$4.37	$85,150,000.00	$1.00	$85,150,000.00	$1.00
Class C	$1,000.00	$4.58	$0.00	$4.58	$51,090,000.00	$1.00	$51,090,000.00	$1.00

Total	$1,000.00	$4.16	$0.00	$4.16	$1,250,000,000.00	$1.00	$1,250,000,000.00	$1.00

					Beginning Period		Add: Deposit	Ending Period
Principal Funding Account Limit					$625,000,000.00			$625,000,000.00
Principal Funding Account Balance					$0.00		$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.